Total
Class I Prospectus | SAAT MODERATE STRATEGY FUND
MODERATE STRATEGY FUND
Investment Goal
Capital appreciation, while managing the risk of loss.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Prospectus SAAT MODERATE STRATEGY FUND SAAT MODERATE STRATEGY FUND - CLASS I
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.76%
Acquired Fund Fees and Expenses (AFFE)	0.62%
Total Annual Fund Operating Expenses	1.48%	[1]
[1]	Because the Moderate Strategy Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I | USD ($)	151	468	808	1,768

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will seek capital appreciation, while managing the risk of loss. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	5-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-25%
Real Estate Funds	0-25%

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.99% (6/30/2020) Worst Quarter: -10.00% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2023 to June 30, 2023 was 3.12%.
Average Annual Total Returns (for the periods ended December 31, 2022)

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and three additional indexes: the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns - Class I Prospectus - SAAT MODERATE STRATEGY FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SAAT MODERATE STRATEGY FUND - CLASS I	Return Before Taxes	(9.83%)	1.78%	3.28%	3.99%	Nov. 17, 2003
After Taxes on Distributions | SAAT MODERATE STRATEGY FUND - CLASS I	Return After Taxes on Distributions	(12.13%)	0.42%	2.12%	2.83%
After Taxes on Distributions and Sale of Fund Shares | SAAT MODERATE STRATEGY FUND - CLASS I	Return After Taxes on Distributions and Sale of Fund Shares	(5.06%)	0.99%	2.16%	2.76%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	(13.01%)	0.02%	1.06%	3.05%	Nov. 17, 2003
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%	12.56%	9.19%	Nov. 17, 2003
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	MSCI EAFE Index Return (reflects no deduction for fees or expenses)	(14.45%)	1.54%	4.67%	5.48%	Nov. 17, 2003
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	1.46%	1.26%	0.76%	1.28%	Nov. 17, 2003